Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Book Value
ASSETS
Cash and cash equivalents	$ 1,008,268	$ 1,037,292
Marketable securities	223,176	120,244
Fair Value
ASSETS
Cash and cash equivalents	1,008,268	1,037,292
Marketable securities	223,176	120,244
Secured long-term debt, including current portion | Book Value
LIABILITIES
Long-term debt	732,725	415,016
Secured long-term debt, including current portion | Fair Value
LIABILITIES
Long-term debt	732,725	415,016
Unsecured long-term debt | Book Value
LIABILITIES
Long-term debt	500,000	762,766
Unsecured long-term debt | Fair Value
LIABILITIES
Long-term debt	$ 518,125	$ 782,269